[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Premium Bond

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's  reports  to  shareholders  have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm.  The Seal recognizes communications demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically, the six months ended September 30, 2001, opened a new era of vulnerability and uncertainty for U.S. citizens and investors. September 11 changed forever our perception of the world and our place in it. We pay tribute to those who died that day, as well as the heroic efforts of emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to devastate America, but our business community--including your American
Century investment management team--worked hard to keep the U.S. financial markets active and functioning smoothly. From an investment policy standpoint, nothing has changed here  at American Century. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     There have been a few important changes to the investment team's executive leadership that we want to bring  to your attention. Effective July 1, 2001,
Randall Merk, formerly a senior vice president and chief investment officer
(CIO) for American Century's fixed-income discipline, became president and CIO of American Century's investment management subsidiary. He succeeded Robert
Puff, Jr., who became the subsidiary's chairman. Randy is  now responsible for all of American Century's investment management functions, including portfolio management, research, and trading.

     David MacEwen, a senior vice president who previously oversaw all of
American Century's municipal bond and money market portfolios and municipal credit research, assumed Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market funds.

     Amid the current uncertainty, you can count on your investment professionals at American Century to continue to follow the practices and procedures that have been in place here for years, guiding your investments through all types of market conditions.

     As always, we appreciate your continued confidence in American Century, especially during these difficult times.

Sincerely,
/*/James E. Stowers, Jr.                               /*/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

                Table of Contents
   Report Highlights ......................................................    2
   Market Perspective .....................................................    3
PREMIUM BOND

FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................   12
   Statement of Operations ................................................   13
   Statement of Changes
      in Net Assets .......................................................   14
   Notes to Financial
      Statements ..........................................................   15
   Financial Highlights ...................................................   17
OTHER INFORMATION
   Retirement Account
      Information .........................................................   18
   Background Information
      Investment Philosophy
         and Policies .....................................................   19
      Comparative Indices .................................................   19
      Lipper Rankings .....................................................   19
      Credit Rating
         Guidelines .......................................................   19
      Investment Team
         Leaders ..........................................................   19
   Glossary ...............................................................   20

                                                  www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

MARKET PERSPECTIVE

*   It didn't start out that way, but the six months ended September 30, 2001, turned out to be financially rewarding for U.S. bond investors, though at an enormous cost.

*   Investment-grade bonds generally performed well as economic uncertainty grew, interest rates fell, and investors became more conservative. The
    Lehman Brothers Aggregate Bond Index returned 5.20%.

*   By comparison, the U.S. stock market, represented by the S&P 500, lost almost 10% its value.

*   Of the major taxable investment-grade bond sectors, government agency securities led and corporate securities lagged.

*   By August 31, the Federal Reserve (the Fed) had cut short-term interest rates seven times (totaling three percentage points) in just eight months, the central bank's most aggressive rate reduction since the recession of the early 1980s.

*   Following the terrorist attacks on September 11, the Fed and other central banks around the world cut interests rates again and flooded the markets with liquidity while the U.S. government worked to enact big spending programs. But it probably wasn't enough to prevent a recession.

*   September 11 and its aftermath triggered a big flight to safety by investors. Treasury securities were among the biggest beneficiaries.

*   High demand and the prospect of further Fed interest rate cuts helped drive down short-term Treasury yields, resulting in a significantly steeper
    Treasury yield curve.

MANAGEMENT Q&A

*   Our diversified approach helped Premium Bond outperform its peer group (see page 5).

*   The fund's yield declined as bond prices rose, but it was still competitive.

*   We structured Premium Bond's portfolio in the third quarter with a
    "bear market flattening" (see page 7) in mind. But the yield curve actually steepened further after September 11 (see page 3).

*   Reducing and restructuring the portfolio's corporate bond holdings  to be more defensive turned out to  be a key move. Corporate securities were clobbered after September 11.

*   We're now working under the assumption that September 11 and its aftermath tipped the U.S. economy into a recession, but not a deep recession. There's an abundance of economic stimuli in the pipeline.

*   Bonds could rally further in the near-term but it's unlikely that they'll perform as well in 2002 as they have in 2000-2001.

*   In these uncertain times, we'll continue to stick with the practices and procedures that have made Premium Bond a consistently competitive performer.

[left margin]

                     PREMIUM BOND
                        (ACBPX)
    TOTAL RETURNS:                AS OF 9/30/01
       6 Months                           5.05%*
       1 Year                            12.79%
    30-DAY SEC YIELD:                     5.12%
    INCEPTION DATE:                      4/1/93
    NET ASSETS:                  $161.0 million

* Not annualized.

See Total Returns on page 5.
Investment terms are defined in the Glossary on pages 20-21.

2      1-800-345-2021

Market Perspective from David MacEwen
--------------------------------------------------------------------------------
[photo of David MacEwen]
David MacEwen, chief investment officer of fixed income at American Century

PERFORMANCE OVERVIEW FOR TAXABLE INVESTMENT-GRADE BONDS

     It didn't start out that way, but the six months ended September 30, 2001, turned out to be financially rewarding for U.S. bond investors. However, some of those rewards came at an enormous cost. Stocks and the economy showed signs of reviving last spring, but conditions deteriorated unexpectedly over  the summer, followed, tragically, by the worst terrorist attacks ever experienced on U.S.
soil and by a sharp economic downturn.

     Investment-grade bonds generally performed well in this environment as economic uncertainty grew, interest rates fell, and investors became more conservative. The Lehman Brothers Aggregate Bond Index--which reflects the performance of over 6,600 taxable investment-grade U.S. bonds--returned 5.20%.
By comparison, the U.S. stock market, represented by the S&P 500, lost almost 10% of its value.

     Of the major taxable investment-grade bond sectors (fixed-rate mortgage-backed securities, Treasury securities, corporate securities, and government agency securities), agencys led and corporates lagged (see the Sector
Returns table on the next page). However, all sectors performed quite well during the six months, with most returns ranging from about 4-6%.

FED FORCED TO REDUCE  INTEREST RATES

     Responding to a sharp deceleration in the U.S. economy at the end of 2000, the Federal Reserve (the Fed) had already cut short-term interest rates aggressively three times by April 1, 2001, to prevent a recession. A surprise fourth rate cut in April, followed by a fifth in May, encouraged the stock market and forced bond prices to retreat. The federal government also attempted to stimulate the economy, passing a 10-year, $1.35 trillion tax-cut package that included tax rebates in the third quarter.

     But economic weakness in sectors other than consumer spending persisted, unemployment crept higher, and optimism about a quick economic rebound faded over the summer. By August 31, the Fed had cut short-term interest rates seven times (totaling three percentage points) in just eight months, the central bank's most aggressive rate reduction since the recession of the early 1980s.

DISASTER, AND A DRAMATICALLY STEEPER YIELD CURVE

     Entering September, economic conditions were weak, but there were still pockets of resiliency, particularly the housing market. Then disaster struck.
Like December 1941, September 2001 will forever be a bookmark in the annals of
U.S. history. Besides their historical significance, the terrorist attacks on
September 11 most likely pushed the economy into recession. The Fed and other central banks around the world cut interests rates again and flooded the markets

[right margin]

"THE LEHMAN BROTHERS AGGREGATE BOND INDEX--WHICH REFLECTS THE PERFORMANCE
OF OVER 6,600 TAXABLE INVESTMENT-GRADE U.S. BONDS-- RETURNED 5.20%."

STEEPENING TREASURY YIELD CURVE

Source: Bloomberg Financial Markets
"HIGH DEMAND AND THE PROSPECT OF FURTHER FED INTEREST RATE CUTS HELPED
DRIVE DOWN SHORT-TERM TREASURY YIELDS."

                                                  www.americancentury.com      3

Market Perspective from David MacEwen
--------------------------------------------------------------------------------
                                                                    (Continued)

with liquidity while the U.S. government worked to enact big spending programs.
But it probably wasn't enough to offset the shutdowns, the reduced spending, the layoffs, and the enormous costs resulting from the attacks.

     In the markets, September 11 and its aftermath triggered a flight to safety by investors. Treasury securities--particularly two-, five-, and ten-year notes--were among the biggest beneficiaries. High demand and the prospect of further Fed interest rate cuts helped drive down short-term Treasury yields, resulting in a significantly steeper Treasury yield curve than at the beginning of the period (see the graph on page 3).

     From March 31, 2001, to September 30, 2001, the five-year Treasury note's yield fell from 4.56% to 3.81%, and its total return was 5.73%. By contrast, the
30-year Treasury bond's yield barely budged--falling from 5.44% to 5.42%--and its total return was 3.31%. Long-term bond returns were constrained by inflation fears at the beginning of the period and budget deficit concerns at the end.
Bond buybacks were suspended after the terrorist attacks, and accelerating government spending was expected to result in increased bond issuance and higher interest rates.

HIGHER YIELDS DREW INVESTORS TO AGENCY AND MORTGAGE SECURITIES

     Despite all the factors that favored Treasury securities--particularly in
September--they didn't keep pace with government agency and mortgage-backed securities (MBS) for the six-month period as a whole (see the table at left).
With Treasury yields at such relatively low levels, investors sought higher-yielding alternatives without too much additional credit risk.

     Demand for agencies and MBS was especially strong in the second quarter when it looked like Fed rate cuts and bond price appreciation were slowing. As it increasingly appeared that interest income returns would outweigh bond price gains for the remainder of the year, bond investors searched for more yield.
However, by September, agency spreads (the difference between comparable maturity Treasury and agency yields) had diminished considerably, reducing agencys' appeal. Furthermore, the sharp drop in interest rates after September
11 helped trigger another wave of mortgage refinancing, increasing prepayment levels for MBS and making those securities less attractive.

LESS COZY CONDITIONS FOR CORPORATES

     Corporate bonds had rebounded earlier in the year when the Fed started cutting interest rates and it appeared that corporate financial conditions would improve by year end. Those hopes faded by September, and so did the performance of corporates. High-yield corporates were hit especially hard, but the spreads for investment-grade bonds widened as well.

     Sectors that proved to be especially troublesome as corporate conditions worsened included the classic cyclicals--sectors whose ups and downs typically follow the business cycle, including raw materials (such as wood, paper, and chemicals) and travel-related businesses such as hotels and airlines. Sectors that performed better included such defensive stalwarts as utilities and banks.

[left margin]

"WITH TREASURY YIELDS AT SUCH RELATIVELY LOW LEVELS, INVESTORS SOUGHT
HIGHER-YIELDING ALTERNATIVES WITHOUT TOO MUCH ADDITIONAL CREDIT RISK."

TAXABLE INVESTMENT-GRADE
U.S. BOND SECTOR RETURNS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

LEHMAN AGENCY BOND INDEX            5.58%

LEHMAN FIXED-RATE MORTGAGE-
   BACKED SECURITIES INDEX          5.27%

LEHMAN TREASURY BOND INDEX          5.08%

LEHMAN CORPORATE BOND INDEX         4.80%

Source: Bloomberg Financial Markets

4      1-800-345-2021

Premium Bond--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                             LEHMAN AGGREGATE   A-RATED CORPORATE DEBT FUNDS(2)
              PREMIUM BOND      BOND INDEX      AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1) ...   5.05%           5.20%             4.34%             --
1 YEAR ........  12.79%          12.95%            11.56%        36 OUT OF 177
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS .......   5.89%           6.39%             4.78%        19 OUT OF 144
5 YEARS .......   7.53%           8.06%             6.90%        28 OUT OF 117
LIFE OF FUND ..   6.62%           7.14%(3)          6.37%(4)     19 OUT OF 61(4)

The fund's inception date was 4/1/93.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 3/31/93, the date nearest the fund's inception for which return data are available.

(4) Since 4/30/93, the date nearest the fund's inception for which return data are available.

See pages 19-20 for information about returns, the comparative index, and Lipper fund rankings.
GROWTH OF $100,000 OVER LIFE OF FUND

The graph at left shows the growth of a $100,000 investment over the life of the fund, while the graph below shows the fund's year-by-year performance. The Lehman Aggregate Bond Index is provided for comparison in each graph. Premium Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

ONE-YEAR RETURNS OVER LIFE OF FUND (PERIODS ENDED SEPTEMBER 30)

* Fund data from 4/1/93, the fund's inception date. Index data from 3/31/93, the date nearest the fund's inception for which data are available.

                                                  www.americancentury.com      5

Premium Bond--Q&A
--------------------------------------------------------------------------------
[photo of Jeff Houston]

     An interview with Jeff Houston, a portfolio manager on the Premium Bond fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     It performed well on both an absolute and comparative basis. In a period that turned out to be generally better overall for U.S. government bonds and mortgage-backed securities (MBS) than for corporate bonds (see page 3), our diversified approach helped Premium Bond outperform its peer group (189  A-Rated
Corporate Debt Funds tracked by Lipper Inc.).

     The fund returned 5.05% and the peer group's average gain was 4.34%.
Premium Bond's benchmark--the Lehman Brothers Aggregate Bond Index--rose 5.20%.
(See the previous page for other fund performance comparisons.)

WHAT ABOUT THE FUND'S YIELD?

     It declined as bond prices rose, but it was still competitive. On March 31,
2001, the fund's 30-day SEC yield was 5.75%, compared with 5.98% for the Lehman
Brothers index and 5.28% for the Lipper category average. By September 30, 2001, those yields dropped to 5.12% for the fund, 5.33% for the index, and 4.82% for the Lipper category.

CAN YOU EXPLAIN THE MAIN PERFORMANCE-RELATED DIFFERENCES BETWEEN THE FUND, ITS
LEHMAN BROTHERS BENCHMARK, AND ITS LIPPER GROUP?

     Sure. It's important to remember that Premium Bond's investment portfolio usually more closely resembles the diversified, market-weighted Lehman Brothers index than the funds in its Lipper group. That's because the fund and the index tend to be weighted most heavily in MBS (the biggest sector in the taxable investment-grade bond market), while the peer group tends to favor corporate securities. That helps explain why Premium Bond and its benchmark outperformed the Lipper group average.

     When comparing the fund and the benchmark, the most fundamental difference to be aware of is management fees and expenses--the fund has  them (0.45%
annualized) and the index doesn't. So all else being equal, fund returns will trail the benchmark's by 0.45% annually and 0.225% semiannually.

     But also remember that Premium Bond's expense ratio was less than half the
1.07% average for the peer group  as of September 30, 2001, which helped to keep the fund's yield and returns competitive.

WHAT ELSE HELPED FUND PERFORMANCE DURING THE PERIOD?

     Reducing and restructuring the portfolio's corporate bond holdings turned out to be a key move. We cut the position from 29% to 24% and structured the remaining holdings to be more defensive, reducing the number of lower-rated securities and focusing more on sectors-- like banks and utilities--that we think are likely to hold up relatively well in an economic downturn.

[left margin]

"OUR DIVERSIFIED APPROACH HELPED PREMIUM BOND OUTPERFORM ITS PEER
GROUP."

PORTFOLIO AT A GLANCE
                           9/30/01      3/31/01
NUMBER OF SECURITIES         134          127
WEIGHTED AVERAGE
   MATURITY                7.7 YRS      8.8 YRS
AVERAGE DURATION           4.1 YRS      4.6 YRS
EXPENSE RATIO              0.45%*        0.45%

* Annualized.

YIELD AS OF SEPTEMBER 30, 2001

30-DAY SEC YIELD                   5.12%

Investment terms are defined in the Glossary on pages 20-21.

6      1-800-345-2021

Premium Bond--Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

     We invested some of the proceeds in commercial mortgage-backed securities
(CMBS), which turned out to be a good trade because CMBS were strong performers during the period. CMBS are backed by loans on commercial real estate, which tend to be refinanced less when rates fall than home mortgages. That reduces the prepayment risk to investors, one reason CMBS outperformed MBS.

WHAT HURT FUND PERFORMANCE?

     Prior to September 11, we saw signs that the U.S. economy was starting to stabilize and that the Federal Reserve was reaching the end of its interest rate cuts. Business inventories had been slashed significantly, the NAPM manufacturing index was creeping higher, housing was still quite strong, and consumer confidence and spending were still showing remarkable resiliency.
Minutes from the Fed's interest rate policy meetings showed that even some Fed governors were questioning if further rate cuts were necessary.

     As a result, we believed the next major bond market move would be a
"bear market flattening." Since short-term bond yields would no longer be anticipating further Fed interest rate cuts, we thought they would drift upward compared with longer-term bond yields. That causes the yield curve (see the graph on page 3) to "flatten"--a reversal of the "steepening"
that had occurred earlier this year in anticipation of Fed rate cuts and a possible economic recovery.

     We started to structure Premium Bond's portfolio in the third quarter with the bear market flattening in mind. Then September 11 rocked the investment world, and the yield curve actually steepened further (see page 3). Fortunately, a mitigating factor was our relatively small and defensive corporate position
(corporate securities were clobbered after the attacks), and we had sufficient
Treasury exposure to participate in  the rally.

WHAT'S NEXT?

     Good question. September 11 demonstrated the immense impact that a single unexpected catastrophe can have on  the markets and the economy at any time.
Unfortunately, more such events are possible.

     The good news is that September 11 also provided a platform for the markets to display their resiliency and for us to display the benefits of a disciplined, diversified investment approach. We weathered the crisis well, continuing to provide strong, competitive returns for investors. In these uncertain times, we'll continue to stick with the practices and procedures that have made Premium
Bond a consistently competitive performer.

     We're now working under the assumption that September 11 and its aftermath tipped the U.S. economy into a recession, but not a deep recession. There's an abundance of economic stimuli in the pipeline, including more rate cuts, tax cuts, and spending programs.

     Bonds could rally further in the near-term (through year end) but it's unlikely that they'll perform as well in 2002 as they have in 2000-2001. At some point in the next six months, we think the Fed will stop cutting interest rates, and in fact could start raising rates by the end of next year if the U.S.
economy starts to recover swiftly.

[right margin]

TYPES OF INVESTMENTS IN
THE PORTFOLIO
[pie charts]
                                AS OF SEPTEMBER 30, 2001
MORTGAGE-BACKED SECURITIES               33.7%
CORPORATE BONDS                          23.9%
U.S. TREASURY SECURITIES                 20.6%
GOVT. AGENCY SECURITIES                  14.2%
ASSET-BACKED SECURITIES                   7.3%
OTHER                                     0.3%

                                  AS OF MARCH 31, 2001
CORPORATE BONDS                          29.2%
MORTGAGE-BACKED SECURITIES               28.7%
U.S. TREASURY SECURITIES                 18.0%
ASSET-BACKED SECURITIES                  12.6%
GOVT. AGENCY SECURITIES                   9.8%
OTHER                                     1.7%

Investment terms are defined in the Glossary on pages 20-21.

                                                  www.americancentury.com      7

Premium Bond--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) -- 28.9%
               $  552,347  FHLMC Pool #C00553, 7.00%,
                              9/1/27                                $    574,378
                  661,938  FHLMC Pool #C00578, 6.50%,
                              1/1/28                                     679,523
                  793,519  FHLMC Pool #C00731, 6.50%,
                              3/1/29                                     813,518
                3,551,545  FHLMC Pool #C038971, 6.50%,
                              6/1/29                                   3,636,281
                  560,200  FHLMC Pool #C30060, 7.50%,
                              8/1/29                                     584,441
                  799,718  FHLMC Pool #C30257, 7.00%,
                              8/1/29                                     830,492
                4,963,979  FHLMC Pool #C53277, 6.50%,
                              6/1/31                                   5,060,975
                   64,961  FHLMC Pool #D75034, 8.50%,
                              10/1/26                                     69,156
                  716,756  FHLMC Pool #E00724, 7.00%,
                              6/1/14                                     747,464
                1,953,719  FHLMC Pool #E00987, 6.50%,
                              6/1/16                                   2,017,537
                  506,172  FHLMC Pool #E68523, 6.50%,
                              12/1/12                                    525,705
                  402,674  FHLMC Pool #E73566, 7.00%,
                              11/1/13                                    421,010
                  987,614  FHLMC Pool #E84162, 6.50%,
                              6/1/16                                   1,019,874
                1,500,001  FNMA Pool #190308, 7.50%,
                              9/1/30                                   1,560,179
                  569,897  FNMA Pool #252211, 6.00%,
                              1/1/29                                     570,757
                  390,303  FNMA Pool #252212, 6.50%,
                              1/1/29                                     399,508
                  933,122  FNMA Pool #252213, 6.00%,
                              1/1/14                                     955,874
                  622,755  FNMA Pool #272894, 6.00%,
                              2/1/09                                     643,124
                1,272,670  FNMA Pool #323980, 6.00%,
                              4/1/14                                   1,303,700
                  480,122  FNMA Pool #405425, 7.00%,
                              12/1/27                                    498,425
                  945,892  FNMA Pool #406904, 7.50%,
                              4/1/28                                     989,106
                1,033,162  FNMA Pool #412562, 6.50%,
                              1/1/28                                   1,058,989
                  402,895  FNMA Pool #413812, 6.50%,
                              1/1/28                                     412,967
                1,055,236  FNMA Pool #426069, 7.00%,
                              5/1/28                                   1,094,725
                  150,412  FNMA Pool #426130, 6.00%,
                              5/1/13                                     154,079
                  492,182  FNMA Pool #426773, 6.00%,
                              7/1/13                                     504,182
                  813,324  FNMA Pool #437421, 6.00%,
                              9/1/28                                     814,551
                  236,371  FNMA Pool #450619, 6.00%,
                              12/1/28                                    236,727

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $  415,023  FNMA Pool #453956, 6.00%,
                              12/1/28                               $    415,649
                  825,429  FNMA Pool #492315, 6.50%,
                              4/1/29                                     843,817
                  645,642  FNMA Pool #506995, 7.50%,
                              7/1/29                                     673,015
                5,972,694  FNMA Pool #535908, 6.00%,
                              4/1/31                                   5,958,748
                  674,104  FNMA Pool #537234, 7.00%,
                              5/1/30                                     698,237
                1,830,981  FNMA Pool #542599, 7.50%,
                              8/1/30                                   1,904,439
                2,999,602  FNMA Pool #580063, 6.00%,
                              8/1/31                                   2,992,598
                1,500,000  FNMA Pool #606615, 6.50%,
                              10/1/31                                  1,526,967
                  256,552  GNMA Pool #230356, 7.50%,
                              8/20/17                                    271,085
                  703,411  GNMA Pool #313107, 7.00%,
                              11/15/22                                   734,862
                   12,586  GNMA Pool #407141, 9.25%,
                              2/15/25                                     13,828
                   22,365  GNMA Pool #407254, 9.25%,
                              3/15/25                                     24,572
                  120,534  GNMA Pool #408099, 8.75%,
                              3/15/25                                    126,105
                  469,297  GNMA Pool #423061, 8.00%,
                              6/15/27                                    494,811
                  290,303  GNMA Pool #423986, 8.00%,
                              8/15/26                                    306,311
                   54,279  GNMA Pool #432437, 7.50%,
                              4/15/27                                     56,746
                  364,780  GNMA Pool #436277, 6.50%,
                              3/15/28                                    373,600
                  116,586  GNMA Pool #443782, 7.50%,
                              11/15/27                                   121,885
                  377,261  GNMA Pool #447692, 7.50%,
                              5/15/27                                    394,405
                   23,166  GNMA Pool #455126, 6.50%,
                              5/15/28                                     23,726
                  313,746  GNMA Pool #458862, 7.50%,
                              2/15/28                                    327,575
                1,640,819  GNMA Pool #458887, 6.50%,
                              5/15/28                                  1,680,494
                   50,651  GNMA Pool #461011, 7.50%,
                              11/15/27                                    52,952
                  360,825  GNMA Pool #463891, 6.50%,
                              5/15/28                                    369,550
                  434,293  GNMA Pool #467626, 7.00%,
                              2/15/28                                    450,393
                  736,762  GNMA Pool #469811, 7.00%,
                              12/15/28                                   764,076
                  582,726  GNMA Pool #471859, 7.00%,
                              4/15/28                                    604,329
                  329,810  GNMA Pool #780412, 7.50%,
                              8/15/26                                    345,110
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES                                      50,727,132
                                                                    ------------
   (Cost $49,043,955)

8      1-800-345-2021                          See Notes to Financial Statements

Premium Bond--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 23.9%
BANKS -- 1.5%
               $1,500,000  Bank of America Corp., 6.625%,
                              6/15/04                               $  1,601,072
                1,000,000  Citigroup Inc., 5.75%, 5/10/06              1,037,896
                                                                    ------------
                                                                       2,638,968
                                                                    ------------
DRUGS -- 0.7%
                1,100,000  Cardinal Health Inc., 6.75%,
                              2/15/11                                  1,161,669
                                                                    ------------
ELECTRICAL UTILITIES -- 2.2%
                1,400,000  Calpine Corp., 8.25%, 8/15/05               1,411,174
                1,000,000  Cilcorp, Inc., 8.70%, 10/15/09              1,079,938
                1,300,000  Dominion Resources Inc., 6.00%,
                              1/31/03                                  1,336,329
                                                                    ------------
                                                                       3,827,441
                                                                    ------------
ENERGY RESERVES &
PRODUCTION -- 1.7%
                1,300,000  Amerada Hess Corp., 5.30%,
                              8/15/04                                  1,326,741
                  700,000  El Paso Corp., 7.80%, 8/1/31                  694,513
                1,000,000  Williams Cos Inc., 7.875%,
                              9/1/21                                   1,016,240
                                                                    ------------
                                                                       3,037,494
                                                                    ------------
FINANCIAL SERVICES -- 4.6%
                1,000,000  Associates Corp., N.A., 6.00%,
                              7/15/05                                  1,042,079
                1,200,000  CIT Group Inc., 5.625%, 5/17/04             1,244,858
                1,000,000  Countrywide Home Loans Inc.,
                              5.25%, 6/15/04                           1,026,635
                1,000,000  Ford Motor Credit Co., 7.50%,
                              3/15/05                                  1,062,776
                1,500,000  Ford Motor Credit Co., 6.875%,
                              2/1/06                                   1,546,042
                1,000,000  General Motors Acceptance Corp.,
                              6.875%, 9/15/11                            982,342
                1,000,000  Household Finance Corp., 6.75%,
                              5/15/11                                  1,028,947
                                                                    ------------
                                                                       7,933,679
                                                                    ------------
FOOD & BEVERAGE -- 0.6%
                1,000,000  Tyson Foods Inc., 7.25%,
                              10/1/06 (Acquired 9/27/01,
                              Cost $1,005,590)(2)                      1,011,420
                                                                    ------------
GAS & WATER UTILITIES -- 0.3%
                  500,000  Columbia Energy Group, 6.80%,
                              11/28/05                                   528,898
                                                                    ------------
GROCERY STORES -- 1.4%
                1,400,000  Delhaize America Inc., 8.125%,
                              4/15/11 (Acquired 5/1/01-
                              7/24/01, Cost $1,461,040)(2)             1,543,535
                  750,000  Kroger Co., 7.65%, 4/15/07                    824,696
                                                                    ------------
                                                                       2,368,231
                                                                    ------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOTELS -- 0.4%
               $  750,000  MGM Mirage, 8.50%, 9/15/10               $    724,613
                                                                    ------------
INTERNET -- 0.3%
                  600,000  AOL Time Warner Inc., 7.625%,
                              4/15/31                                    610,115
                                                                    ------------
MEDIA -- 1.3%
                1,000,000  Comcast Cable Communications,
                              8.375%, 5/1/07                           1,115,357
                1,300,000  CSC Holdings Inc., 7.625%,
                              7/15/18                                  1,168,640
                                                                    ------------
                                                                       2,283,997
                                                                    ------------
MOTOR VEHICLES & PARTS -- 0.2%
                  350,000  General Motors Corp., 7.00%,
                              6/15/03                                    364,264
                                                                    ------------
MULTI-INDUSTRY -- 0.6%
                1,100,000  Tyco International Group SA,
                              4.95%, 8/1/03                            1,117,164
                                                                    ------------
OIL SERVICES -- 1.0%
                  750,000  Anderson Exploration Ltd., 6.75%,
                              3/15/11                                    759,822
                1,000,000  Transocean Sedco Forex Inc.,
                              6.625%, 4/15/11                          1,001,287
                                                                    ------------
                                                                       1,761,109
                                                                    ------------
RAILROADS -- 0.3%
                  500,000  Burlington Northern Santa Fe
                              Corp., 6.75%, 3/15/29                      474,627
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 0.6%
                1,000,000  EOP Operating LP, 6.75%,
                              2/15/08                                  1,041,077
                                                                    ------------
RESTAURANTS -- 0.4%
                  750,000  Tricon Global Restaurants, Inc.,
                              8.875%, 4/15/11                            768,750
                                                                    ------------
SECURITIES & ASSET
MANAGEMENT -- 2.0%
                2,000,000  Merrill Lynch & Co. Inc.,
                              5.35%, 6/15/04                           2,063,726
                1,400,000  Morgan Stanley Dean Witter &
                              Company, 6.10%, 4/15/06                  1,448,744
                                                                    ------------
                                                                       3,512,470
                                                                    ------------
TELEPHONE -- 3.2%
                1,200,000  Qwest Capital Funding Inc.,
                              7.25%, 2/15/11                           1,213,454
                1,300,000  Qwest Corp., 7.625%, 6/9/03                 1,363,711
                1,000,000  Verizon New England Inc., 6.50%,
                              9/15/11                                  1,035,065
                1,250,000  WorldCom, Inc.-WorldCom Group,
                              7.375%, 1/15/06 (Acquired
                              5/29/01, Cost $1,263,138)(2)             1,309,174
                  750,000  WorldCom, Inc.-WorldCom Group,
                              8.25%, 5/15/31                             754,109
                                                                    ------------
                                                                       5,675,513
                                                                    ------------

See Notes to Financial Statements                 www.americancentury.com      9

Premium Bond--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
THRIFTS -- 0.6%
               $1,000,000  Washington Mutual Bank FA,
                              6.875%, 6/15/11                       $  1,051,041
                                                                    ------------
TOTAL CORPORATE BONDS                                                 41,892,540
                                                                    ------------
   (Cost $40,743,376)

U.S. TREASURY SECURITIES -- 20.6%
                7,450,000  STRIPS - PRINCIPAL, 5.94%,
                              11/15/27(3)                              1,688,027
                  100,000  U.S. Treasury Bonds, 5.00%,
                              2/15/11                                    102,848
                8,000,000  U.S. Treasury Bonds, 6.375%,
                              8/16/27                                  8,965,007
                  350,000  U.S. Treasury Bonds, 6.25%,
                              5/15/30                                    389,621
                2,800,000  U.S. Treasury Notes, 4.625%,
                              2/28/03                                  2,876,796
                3,000,000  U.S. Treasury Notes, 3.875%,
                              7/31/03                                  3,057,297
                4,500,000  U.S. Treasury Notes, 6.75%,
                              5/15/05                                  4,975,493
                6,300,000  U.S. Treasury Notes, 4.625%,
                              5/15/06                                  6,524,444
                3,750,000  U.S. Treasury Notes, 7.00%,
                              7/15/06                                  4,249,073
                3,100,000  U.S. Treasury Notes, 5.00%,
                              8/15/11                                  3,204,141
                                                                    ------------
TOTAL U.S. TREASURY SECURITIES                                        36,032,747
                                                                    ------------
   (Cost $35,137,487)

U.S. GOVERNMENT AGENCY SECURITIES -- 9.7%
                8,500,000  FHLMC, 5.25%, 2/15/04                       8,853,447
                1,000,000  FHLMC, 5.75%, 4/15/08                       1,053,787
                3,000,000  FNMA, 7.125%, 2/15/05                       3,312,561
                2,000,000  FNMA, 6.625%, 11/15/10                      2,205,792
                  500,000  FNMA MTN, 7.00%, 2/20/07                      507,227
                1,000,000  FNMA MTN, 5.74%, 1/21/09                    1,028,421
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            16,961,235
                                                                    ------------
   (Cost $16,227,589)

ASSET-BACKED SECURITIES(1) -- 7.3%
                  800,000  AmeriCredit Automobile
                              Receivables Trust, Series
                              1999 D, Class A3 SEQ, 7.02%,
                              12/5/05                                    843,690
                  538,492  Case Equipment Loan Trust,
                              Series 1998 B, Class A4 SEQ,
                              5.92%, 10/15/05                            541,986
                1,000,000  CIT RV Trust, Series 1997 A,
                              Class A6 SEQ, 6.35%,
                              4/15/11                                  1,053,648
                  750,000  CIT RV Trust, Series 1998 A,
                              Class A4 SEQ, 6.09%,
                              2/15/12                                    784,906

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $  750,000  Connecticut RRB Special
                              Purpose Trust Connecticut
                              Light & Power, Series
                              2001-1, Class A5 SEQ, 6.21%,
                              12/30/11                              $    791,092
                1,300,000  Countrywide Asset-Backed
                              Certificates, Series 2001-1,
                              Class AF3, 6.10%, 8/25/26                1,346,492
                  864,204  Delta Air Lines Inc., Series
                              2000-1, Class A1, 7.38%,
                              5/18/10                                    898,811
                  124,603  Money Store (The) Home Equity
                              Trust, Series 1994 B, Class A4
                              SEQ, 7.60%, 7/15/21                        126,020
                  976,723  Money Store (The) Home Equity
                              Trust, Series 1997 C,
                              Class AF6 SEQ, 6.67%,
                              2/15/25                                  1,004,154
                1,250,000  PSE&G Transition Funding
                              LLC, Series 2001-1, Class A5
                              SEQ, 6.45%, 3/15/13                      1,333,383
                1,306,852  Residential Asset Securities
                              Corporation, Series 1999 KS3,
                              Class AI2 SEQ, 7.08%,
                              9/25/20                                  1,321,880
                2,500,000  Residential Funding Mortgage
                              Securities II, Series 2001 HS2,
                              Class A3 AFC, 5.77%,
                              4/25/16                                  2,575,972
                  104,911  United Companies Financial Corp.,
                              Home Equity Loan, Series
                              1996 D1, Class A5 SEQ,
                              6.92%, 10/15/18                            105,586
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES                                         12,727,620
                                                                    ------------
   (Cost $12,283,119)

COLLATERALIZED MORTGAGE OBLIGATIONS(1) -- 4.8%
                1,000,000  Credit-Based Asset Servicing and
                              Securitization, Series
                              2001 CB2, Class A2F, 5.97%,
                              7/25/05                                  1,033,266
                1,486,127  First Union National Bank
                              Commercial Mortgage, Series
                              2001 C3, Class A1 SEQ,
                              5.20%, 8/15/23                           1,518,627
                  800,526  First Union-Lehman Brothers
                              Commercial Mortgage, Series
                              1998 C2, Class A1 SEQ,
                              6.28%, 6/18/07                             840,417
                1,000,000  First Union-Lehman Brothers-
                              Bank of America, Series
                              1998 C2, Class A2 SEQ,
                              6.56%, 11/18/08                          1,065,849
                1,000,000  FNMA REMIC, Series 1997-58,
                              Class PB, 6.50%, 6/18/24                 1,027,075
                1,000,000  GMAC Commercial Mortgage
                              Securities Inc., Series 1999 C1,
                              Class A2 SEQ, 6.18%,
                              5/15/33                                  1,039,777

10      1-800-345-2021                         See Notes to Financial Statements

Premium Bond--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

               $  610,963  Nationslink Funding Corp., Series
                              1998-2, Class A1 SEQ, 6.00%,
                              11/20/07                              $    635,162
                1,250,000  Nationslink Funding Corp., Series
                              1999-1, Class A2 SEQ, 6.32%,
                              11/20/08                                 1,313,852
                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                            8,474,025
                                                                    ------------
   (Cost $8,107,030)

SOVEREIGN GOVERNMENTS AND AGENCIES -- 0.3%
CANADA -- 0.3%
                  500,000  Hydro Quebec, 8.05%, 7/7/24                   585,699
                                                                    ------------
   (Cost $538,850)

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 4.5%
                7,800,000  FHLB Discount Notes, 3.15%,
                              10/1/01(4)                               7,800,000
                                                                    ------------
   (Cost $7,800,000)

TOTAL INVESTMENT SECURITIES -- 100.0%                               $175,200,998
                                                                    ============
   (Cost $169,881,406)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2001, was
    $3,864,129 which represented 2.4% of net assets.

(3) Security is a zero-coupon bond. The yield to maturity at purchase is indicated. Zero coupon securities are purchased at a substantial discount from their value at maturity.

(4) Rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements                www.americancentury.com      11

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

SEPTEMBER 30, 2001 (UNAUDITED)

ASSETS
Investment securities, at value (identified
  cost of $169,881,406) (Note 3) .........................        $ 175,200,998
Receivable for investments sold ..........................              398,551
Interest receivable ......................................            1,702,347
                                                                  -------------
                                                                    177,301,896
                                                                  -------------

LIABILITIES
Disbursements in excess
  of demand deposit cash .................................           13,274,489
Payable for investments purchased ........................            2,860,899
Accrued management fees (Note 2) .........................               62,278
Dividends payable ........................................               97,025
Payable for directors' fees
  and expenses (Note 2) ..................................                   68
                                                                  -------------
                                                                     16,294,759
                                                                  -------------

Net Assets ...............................................        $ 161,007,137
                                                                  =============

CAPITAL SHARES, $0.01 PAR VALUE
Authorized ...............................................          100,000,000
                                                                  =============
Outstanding ..............................................           15,593,397
                                                                  =============

Net Asset Value Per Share ................................        $       10.33
                                                                  =============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) ..................        $ 155,909,358
Accumulated net realized loss
  on investment transactions .............................             (221,813)
Net unrealized appreciation
  on investments (Note 3) ................................            5,319,592
                                                                  -------------
                                                                  $ 161,007,137
                                                                  =============

12      1-800-345-2021                         See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest ...................................................          $4,730,868
                                                                      ----------

Expenses (Note 2):
Management fees ............................................             344,313
Directors' fees and expenses ...............................               1,007
                                                                      ----------
                                                                         345,320
                                                                      ----------

Net investment income ......................................           4,385,548
                                                                      ----------

REALIZED AND UNREALIZED GAIN (NOTE 3)
Net realized gain on
  investment transactions ..................................           1,136,441
Change in net unrealized
  appreciation on investments ..............................           2,270,284
                                                                      ----------

Net realized and unrealized gain ...........................           3,406,725
                                                                      ----------

Net Increase in Net Assets
  Resulting from Operations ................................          $7,792,273
                                                                      ==========

See Notes to Financial Statements                www.americancentury.com      13

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

Increase in Net Assets                         SEPT. 30, 2001     MARCH 31, 2001

OPERATIONS
Net investment income ....................     $   4,385,548      $   7,094,213
Net realized gain ........................         1,136,441            227,059
Change in net
  unrealized appreciation ................         2,270,284          5,580,256
                                               -------------      -------------
Net increase in net assets
  resulting from operations ..............         7,792,273         12,901,528
                                               -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ...............        (4,385,548)        (7,094,213)
                                               -------------      -------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ................        51,498,064         83,575,220
Proceeds from reinvestment
  of distributions .......................         3,747,843          6,519,666
Payments for shares redeemed .............       (38,142,987)       (58,596,229)
                                               -------------      -------------
Net increase in net assets
  from capital share transactions ........        17,102,920         31,498,657
                                               -------------      -------------

Net increase in net assets ...............        20,509,645         37,305,972

NET ASSETS
Beginning of period ......................       140,497,492        103,191,520
                                               -------------      -------------
End of period ............................     $ 161,007,137      $ 140,497,492
                                               =============      =============

TRANSACTIONS IN SHARES OF THE FUND
Sold .....................................         5,078,996          8,476,414
Issued in reinvestment
  of distributions .......................           369,902            665,764
Redeemed .................................        (3,742,170)        (5,982,072)
                                               -------------      -------------
Net increase .............................         1,706,728          3,160,106
                                               =============      =============

14      1-800-345-2021                         See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Premium Reserves, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Premium Bond Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The investment objective of the fund is to obtain a high level of income from investments in a portfolio of longer-term bonds and other debt obligations.
The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund maintains segregated accounts consisting of cash or liquid securities in an amount sufficient to meet the purchase price.

    REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account held at the fund's custodian. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. Distributions from net realized gains are declared and paid annually.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

    At March 31, 2001, accumulated net realized capital loss carryovers for federal income tax purposes of $1,321,497 (expiring in 2008 through 2009) may be used to offset future taxable realized gains.

                                                 www.americancentury.com      15

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly based on the fund's average daily closing net assets during the previous month. The annual management fee for the fund is 0.45%.

    RELATED PARTIES -- The fund has a bank line of credit agreement with J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in American Century
Companies, Inc. (ACC). See Note 4 for information on the bank line of credit.

    Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of ACC, the parent of the corporation's investment manager, ACIM, the distributor of the corporation, and the corporation's transfer agent, American Century Services Corporation.

--------------------------------------------------------------------------------
3.  INVESTMENT TRANSACTIONS

    Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2001, totaled $126,606,801, of which
$83,804,112 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2001, totaled $103,463,451, of which $61,919,633 represented
U.S. Treasury and Agency obligations.

    As of September 30, 2001, accumulated net unrealized appreciation was
$5,283,525, based on the aggregate cost of investments for federal income tax purposes of $169,917,473, which consisted of unrealized appreciation of
$5,367,416, and unrealized depreciation of $83,891.

--------------------------------------------------------------------------------
4.  BANK LOANS

    The fund, along with certain other funds managed by ACIM, has an unsecured
$520,000,000 bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2001.

--------------------------------------------------------------------------------
5.  SUBSEQUENT EVENTS

    On February 10, 2001, the Board of Directors of Intermediate-Term Bond,
Bond, two funds in a series issued by American Century Mutual Funds, Inc., and
Premium Bond, approved a plan of reorganization (the reorganization) pursuant to which Diversified Bond will acquire all of the assets of Intermediate-Term Bond,
Bond, and Premium Bond in exchange for shares of equal value of Diversified Bond and the assumption by Diversified Bond of all liabilities of the acquired funds.
Diversified Bond is one fund in a series issued by American Century Investment
Trust. The financial statements and performance history of Premium Bond will be carried over in the post-reorganization. The reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined in the 1940 Act) of outstanding voting securities of the acquired funds.
A special meeting of shareholders (the meeting) will be held on November 16,
2001 to vote on the reorganization. If the reorganization is approved at the meeting, the reorganization is expected to be effective at the beginning of business on December 3, 2001.

16      1-800-345-2021

Premium Bond--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including TOTAL
RETURN, INCOME RATIO (net investment income as a percentage of average net assets), EXPENSE RATIO (operating expenses as a percentage of average net assets), and PORTFOLIO TURNOVER (a gauge of the fund's trading activity).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                         2001(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................. $10.12       $9.62     $10.10     $10.15      $9.76      $9.93
                                        ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ................  0.29        0.62       0.61       0.59       0.61       0.61
  Net Realized and Unrealized
  Gain (Loss) ..........................  0.21        0.50      (0.48)       --        0.45      (0.17)
                                        ---------   --------   --------   --------   --------   --------
  Total From Investment Operations .....  0.50        1.12       0.13       0.59       1.06       0.44
                                        ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income ........... (0.29)      (0.62)     (0.61)     (0.59)     (0.61)     (0.61)
  From Net Realized Gains ..............   --          --         --       (0.05)     (0.06)       --
  In Excess of Net Realized Gains ......   --          --        --(2)       --         --         --
                                        ---------   --------   --------   --------   --------   --------
  Total Distributions .................. (0.29)      (0.62)     (0.61)     (0.64)     (0.67)     (0.61)
                                        ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ......... $10.33      $10.12      $9.62     $10.10     $10.15      $9.76
                                        =========   ========   ========   ========   ========   ========
  Total Return(3) ......................  5.05%      12.03%      1.30%      5.88%     11.14%      4.57%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ................0.45%(4)      0.45%      0.45%      0.45%      0.45%      0.45%
Ratio of Net Investment Income
  to Average Net Assets ................5.73%(4)      6.31%      6.15%      5.70%      6.06%      6.20%
Portfolio Turnover Rate ................   69%        139%        64%        71%       138%        63%
Net Assets, End of Period
  (in thousands) .......................$161,007    $140,497   $103,192   $105,284    $65,171    $21,750

(1) Six months ended September 30, 2001 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements                www.americancentury.com      17

Retirement Account Information
--------------------------------------------------------------------------------

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

18      1-800-345-2021

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PREMIUM BOND seeks a high level of income from investment in longer-term bonds and other debt instruments. It is designed for investors whose primary goal is a level of income higher than is generally provided by money market or short- and intermediate-term securities and who can accept the generally greater price volatility associated with longer-term bonds.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The LEHMAN AGGREGATE BOND INDEX is composed of the Lehman Government/Credit
Index and the Lehman Mortgage-Backed Securities Index. It reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues, and mortgage-backed securities.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The funds in Lipper's A-RATED CORPORATE DEBT FUNDS category invest at least
65% of their assets in government issues or corporate debt issues rated A or better.

CREDIT RATING GUIDELINES

     Credit ratings are issued by independent research companies such as
Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

     Securities rated AAA, AA, A, or BBB are considered "investment-grade"
securities, meaning they are relatively safe from default. Here are the most common credit ratings and their definitions:

     AAA -- extremely strong ability to meet financial obligations.

     AA -- very strong ability to meet financial obligations.

     A -- strong ability to meet financial obligations.

     BBB -- good ability to meet financial obligations.

     BB -- securities that are less vulnerable to default than other lower-quality issues but do not quite meet investment-grade standards.

     It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

[right margin]

INVESTMENT TEAM LEADERS

   Portfolio Manager
       JEFF HOUSTON

   Credit Research Manager
       GREG AFIESH

                                                 www.americancentury.com      19

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on page 17.

YIELDS

*   30-DAY SEC YIELD represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the 30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by a fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   AVERAGE DURATION -- another measure of the sensitivity of a fixed-income portfolio to interest rate changes. Duration is a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value of the portfolio.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF FIXED-INCOME SECURITIES

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of assets, such as credit card debt, auto loans, or home equity loans.

*   CORPORATE BONDS -- debt securities or instruments issued by companies and corporations.

*   MORTGAGE-BACKED SECURITIES -- debt securities that represent ownership in pools of mortgage loans.

*   U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank and the Federal Farm
Credit Bank). Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to 50 years).

*   U.S. TREASURY SECURITIES -- debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S.
government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

                                                 www.americancentury.com      21

Notes
--------------------------------------------------------------------------------

22      1-800-345-2021

Notes
--------------------------------------------------------------------------------

                                                 www.americancentury.com      23

Notes
--------------------------------------------------------------------------------

24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

===============================================================================
GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

===============================================================================
INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

===============================================================================
CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY PREMIUM RESERVES, INC.

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

--------------------------------------------------------------------------------
American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27509                      (c)2001 American Century Services Corporation

[front cover]

AMERICAN CENTURY
Semiannual Report

[photo of rowers]

Premium Government Reserve
Premium Capital Reserve

September 30, 2001                [american century logo and text logo (reg.sm)]

[inside front cover]

TURN TO THE INSIDE BACK COVER TO SEE A LIST OF AMERICAN CENTURY FUNDS CLASSIFIED
BY OBJECTIVE AND RISK.

[Dalbar Seal]

     American   Century's  reports  to  shareholders  have  been  awarded  the
Communications Seal from Dalbar Inc., an independent financial services research firm.  The Seal recognizes communications demonstrating a level of excellence in the industry.

Our Message to You
--------------------------------------------------------------------------------
[photo of James E. Stowers, Jr. and James E. Stowers III]
James E. Stowers, Jr., standing, with James E. Stowers III

     Tragically, the six months ended September 30, 2001, opened a new era of vulnerability and uncertainty for U.S. citizens and investors. September 11 changed forever our perception of the world and our place in it. We pay tribute to those who died that day, as well as the heroic efforts of emergency personnel.

     But September 11 also brought a new sense of resolve. The terrorists sought to devastate America, but our business community--including your American
Century investment management team--worked hard to keep the U.S. financial markets active and functioning smoothly. From an investment policy standpoint, nothing has changed here  at American Century. Our portfolio managers continue to follow their time-tested strategies, regardless of market, political, and economic conditions.

     There have been a few important changes to the investment team's executive leadership that we want to bring  to your attention. Effective July 1, 2001,
Randall Merk, formerly a senior vice president and chief investment officer
(CIO) for American Century's fixed-income discipline, became president and CIO of American Century's investment management subsidiary. He succeeded Robert
Puff, Jr., who became the subsidiary's chairman. Randy is  now responsible for all of American Century's investment management functions, including portfolio management, research, and trading.

     David MacEwen, a senior vice president who previously oversaw all of
American Century's municipal bond and money market portfolios and municipal credit research, assumed Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all of the company's bond and money market funds.

     Amid the current uncertainty, you can count on your investment professionals at American Century to continue to follow the practices and procedures that have been in place here for years, guiding your investments through all types of market conditions.

     As always, we appreciate your continued confidence in American Century, especially during these difficult times.

Sincerely,
/s/James E. Stowers, Jr.                               /s/James E. Stowers III
James E. Stowers, Jr.                                     James E. Stowers III
Chairman of the Board and Founder                     Co-Chairman of the Board

[right margin]

                Table of Contents
   Report Highlights ......................................................    2
   Frequently Asked
      Questions ...........................................................    3
PREMIUM GOVERNMENT RESERVE

   Portfolio Composition
      by Maturity .........................................................    5
   Schedule of Investments ................................................    6
PREMIUM CAPITAL RESERVE

   Portfolio Composition
      by Maturity .........................................................    8
   Schedule of Investments ................................................    9
FINANCIAL STATEMENTS
   Statement of Assets and
      Liabilities .........................................................   12
   Statement of Operations ................................................   13
   Statement of Changes
      in Net Assets .......................................................   14
   Notes to Financial
      Statements ..........................................................   15
   Financial Highlights ...................................................   17
OTHER INFORMATION
   Retirement Account
      Information .........................................................   19
   Background Information
      Investment Philosophy
         and Policies .....................................................   20
      Comparative Indices .................................................   20
      Lipper Rankings .....................................................   20
      Investment Team
         Leaders ..........................................................   20
      Credit Rating
         Guidelines .......................................................   20
   Glossary ...............................................................   21

                                                  www.americancentury.com      1

Report Highlights
--------------------------------------------------------------------------------

PREMIUM GOVERNMENT RESERVE

*   Premium Government Reserve outpaced its Lipper peer average during the six months ended September 30, while offering investors a safe haven from stock market volatility (see  page 4).

*   A series of short-term interest rate cuts by the Federal Reserve (the Fed)
    pushed money market yields sharply lower, reducing the fund's yield.

*   The Fed lowered rates in an effort to boost the economy, while adding market stability during turbulent times

*   We favored government agency discount notes during the six months. Their yields helped drive Premium Government Reserve's  solid performance.

*   Pending shareholder approval, Premium Government Reserve and Premium Capital
    Reserve will combine to form Premium Money Market on December 3.

*   The new fund will invest in a broader spectrum of securities than Premium
    Government Reserve, including high-quality securities issued by banks, corporations, and governments.

*   Although such securities are slightly riskier than the ones in which Premium
    Government Reserve currently invests, we believe the higher yields that these securities generally offer justifies including them in the new fund's portfolio.

PREMIUM CAPITAL RESERVE

*   Premium Capital Reserve outpaced its Lipper peer average during the six months ended September 30, while offering investors a safe haven from stock market volatility (see page 7).

*   A series of short-term interest rate cuts by the Federal Reserve (the Fed)
    pushed money market yields sharply lower, reducing the fund's yield.

*   The Fed lowered rates in an effort to boost the economy, while adding market stability during turbulent times

*   We kept the fund's weighted average maturity slightly longer than that of the Lipper group average during the six months, which propped up the fund's yield and enhanced returns.

*   For now, we expect to keep the portfolio's weighted average maturity slightly long compared with that of the Lipper average, while managing toward stability of principal.

*   Pending shareholder approval, Premium Capital Reserve and Premium Government
    Reserve will combine to form Premium Money Market on December 3.

*   Premium Capital Reserve shareholders shouldn't notice any significant performance difference since the new fund will have substantially the same investment objectives and strategies.

[left margin]

              PREMIUM GOVERNMENT RESERVE
                        (TWPXX)
    TOTAL RETURNS:                  AS OF 9/30/01
       6 Months                             1.96%*
       1 Year                               4.92%
    7-DAY CURRENT YIELD:                    2.50%
    INCEPTION DATE:                        4/1/93
    NET ASSETS:                      $97.5 million

                PREMIUM CAPITAL RESERVE
                        (TCRXX)
    TOTAL RETURNS:                  AS OF 9/30/01
       6 Months                             1.98%*
       1 Year                               5.03%
    7-DAY CURRENT YIELD:                    3.01%
    INCEPTION DATE:                        4/1/93
    NET ASSETS:                     $509.8 million

* Not annualized.

See Total Returns on pages 4 and 7.
Investment terms are defined in the Glossary on pages 21-22.

2      1-800-345-2021

Money Market Funds--Frequently Asked Questions
--------------------------------------------------------------------------------

WHEN ARE DIVIDENDS PAID?

     Dividends are paid on the last business day of the month. We hope this makes your dividend payment date easy to remember.

CAN I MAKE DIRECT DEPOSITS INTO MY MONEY MARKET FUND ACCOUNT?

     Yes. You can arrange for direct deposit of your paycheck, Social Security check,  military allotment, or payments from other government agencies. Visit our Web site or give us a call to obtain the necessary information to set it up.

WHAT IS THE HOLDING PERIOD ON NEW DEPOSITS INTO MY ACCOUNT?

     There is a seven-business-day hold on deposited funds--including your initial investment in a new account. There is a one-business-day hold on wire transfers.

IS THERE A COST FOR WRITING CHECKS ON MY MONEY MARKET ACCOUNT?

     As long as each check is for $100 or more, you can write as many checks as you like at no charge.

HOW CAN I KEEP TRACK OF MY MONEY MARKET FUND TRANSACTIONS BETWEEN ACCOUNT
STATEMENTS?

     You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

     You can keep tabs on your investments by:

*    visiting our Web site at
     www.americancentury.com*

*    using our Automated Information Line (1-800-345-8765)*

*    calling an Investor Relations Representative at 1-800-345-2021* weekdays,
     7 a.m.-7 p.m. Central time Saturdays, 9 a.m.-2 p.m. Central time

WHY DOES MY MONEY MARKET FUND YIELD FLUCTUATE?

     Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation,  and supply and demand for money market securities.

IS MY MONEY MARKET INVESTMENT BACKED BY THE FEDERAL GOVERNMENT?

     No money market fund is guaranteed or insured by the FDIC or any other government agency. So, although money market funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

IF YOU HAVE ANY QUESTIONS ABOUT OUR MONEY MARKET FUNDS, CALL US TOLL FREE AT
1-800-345-2021.

* We must have your written or electronic authorization on file if you wish to make exchanges by phone, on our Automated Information Line, or through our Web site.

[right margin]

A FASTER AND EASIER WAY TO DEPOSIT MUTUAL FUND DISTRIBUTIONS

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

*    YOU CAN HAVE DISTRIBUTIONS FROM ANOTHER AMERICAN CENTURY ACCOUNT
     DEPOSITED DIRECTLY INTO YOUR MONEY MARKET ACCOUNT. The money will be deposited the same day that the distributions are paid.

*    DISTRIBUTIONS CAN BE SENT ELECTRONICALLY TO YOUR BANK ACCOUNT. The money will be available in your bank account within three to five days.

Contact our Investor Relations Representatives to set up either of these options.

                                                  www.americancentury.com      3

Premium Government Reserve--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

                  PREMIUM      90-DAY
                GOVERNMENT    TREASURY     U.S. GOVERNMENT MONEY MARKET FUNDS(2)
                  RESERVE    BILL INDEX      AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)        1.96%       1.71%             1.74%        10 OUT OF 126
1 YEAR             4.92%       4.50%             4.55%        14 OUT OF 125
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS            5.12%       4.92%             4.78%        12 OUT OF 113
5 YEARS            5.15%       5.00%             4.89%        13 OUT OF 96
LIFE OF FUND       4.84%       4.83%(3)          4.63%(4)     12 OUT OF 70(4)

The fund's inception date was 4/1/93.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 3/31/93, the date nearest the fund's inception for which data are available.

(4) Since 4/30/93, the date nearest the fund's inception for which data are available.

See pages 20-21 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                           9/30/01      3/31/01
NUMBER OF SECURITIES         15           20
WEIGHTED AVERAGE
   MATURITY                42 DAYS      61 DAYS
EXPENSE RATIO              0.45%*        0.45%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001

7-DAY CURRENT YIELD                2.50%
7-DAY EFFECTIVE YIELD              2.53%

Investment terms are defined in the Glossary on pages 21-22.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

4      1-800-345-2021

Premium Government Reserve--Q&A
--------------------------------------------------------------------------------
[photo of Beth Bunnell Hunter]

     An interview with Beth Bunnell Hunter, a portfolio manager on the Premium
Government Reserve fund investment team.

HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER 30, 2001?

     Premium Government Reserve's six-month total return of 1.96% outpaced the
1.74% average return of the 126 "U.S. Government Money Market Funds"
tracked by Lipper Inc. The fund ranked among the top 10% of its Lipper group based on those returns. (See page 4 for other performance comparisons.)

THE FUND'S SEVEN-DAY EFFECTIVE YIELD FELL BY ABOUT TWO PERCENTAGE POINTS OVER
THE SIX MONTHS. WHAT CAUSED THAT DECREASE?

     The Federal Reserve's (the Fed's) rate reductions pushed money market yields lower. The Fed reduced the federal funds rate target by two percentage points during the six months. (The Fed continued to reduce rates after
September.)

WHAT PROMPTED THE FED TO CUT RATES SO DRAMATICALLY?

     The Fed lowered rates in an effort to boost the economy, while adding market stability during turbulent times. U.S. economic and stock market conditions took a sharp turn for the worse during the six months. In fact, conditions had deteriorated even before the September 11 tragedy, which accelerated the economic and stock market downturns.

GIVEN THAT ENVIRONMENT, WHAT SECURITIES DID YOU FAVOR?

     We especially liked government agency discount notes. These securities propped up the fund's yield as rates fell, while enhancing performance versus the fund's Lipper peers. Discount notes also made the portfolio even more liquid
(easy to buy and sell).

WHY WAS LIQUIDITY SO IMPORTANT?

     For starters, a highly liquid portfolio made sense in the challenging economic environment. Liquidity gave us more maneuvering room in case something unexpected happened. Second, we needed to start managing the fund with an eye toward its expected merger.

CAN YOU TELL US A LITTLE ABOUT THE MERGER?

     Pending shareholder approval, Premium Government Reserve and Premium
Capital Reserve will combine to form Premium Money Market on December 3. The new fund will invest in a broader spectrum of securities than Premium Government
Reserve, including high-quality securities issued by banks, corporations, and governments.

     Although such securities are slightly riskier than the ones in which
Premium Government Reserve currently invests, we believe the higher yields that these securities generally offer justifies including them in the new fund's portfolio.

WHAT'S YOUR ECONOMIC OUTLOOK, AND WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

     Between the ongoing terrorist concerns and the weak economic backdrop, trying to accurately predict when the economy might rebound just isn't practical.

     So for now, we'll continue managing the portfolio with stability of principal foremost in mind, while gearing up for the fund's expected merger.

[right margin]

"PREMIUM GOVERNMENT RESERVE'S SIX-MONTH TOTAL RETURN OUTPACED THAT OF THE
LIPPER GROUP AVERAGE."

PORTFOLIO COMPOSITION
BY MATURITY
[pie charts]
                           AS OF SEPTEMBER 30, 2001
1-30 DAYS                              65%
31-90 DAYS                             21%
91-180 DAYS                             6%
MORE THAN 180 DAYS                      8%

                              AS OF MARCH 31, 2001
1-30 DAYS                              75%
31-90 DAYS                              3%
91-180 DAYS                             3%
MORE THAN 180 DAYS                     19%

                                                  www.americancentury.com      5

Premium Government Reserve--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) -- 58.8%
             $  8,500,000  FHLB Discount Notes, 3.15%,
                              10/1/01                                $ 8,500,000
                3,000,000  FHLMC Discount Notes, 4.74%,
                              11/16/01                                 2,981,830
               30,000,000  FNMA Discount Notes, 2.21%,
                              10/2/01                                 29,998,332
                5,000,000  FNMA Discount Notes, 3.50%,
                              10/5/01                                  4,998,056
               10,000,000  FNMA Discount Notes, 2.00%,
                              11/2/01                                  9,980,889
                1,500,000  FNMA Discount Notes, 4.58%,
                              12/28/01                                 1,483,206
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                        57,942,313
                                                                     -----------

U.S. GOVERNMENT AGENCY SECURITIES(1) -- 41.2%
                2,000,000  FHLB, 5.05%, 2/5/02                         2,000,297
                5,000,000  FHLB, 3.77%, 8/21/02                        5,000,000
                2,000,000  FHLB, 6.75%, 2/15/02                        2,010,835
                3,000,000  FHLB, 6.75%, 5/1/02                         3,042,531
                8,600,000  FNMA, 4.625%, 10/15/01                      8,602,998
                8,000,000  FNMA, 6.48%, 11/2/01                        8,018,361
                3,000,000  SLMA MTN, VRN, 2.43%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate with no caps         3,000,000

Principal Amount                                                         Value
--------------------------------------------------------------------------------

             $  4,000,000  SLMA MTN, VRN, 2.89%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate plus 0.28%
                              with no caps                           $ 4,000,000
                5,000,000  SLMA MTN, VRN, 2.92%,
                              10/2/01, resets weekly off the
                              3-month T-Bill rate plus 0.49%
                              with no caps                             5,000,718
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            40,675,740
                                                                     -----------

TOTAL INVESTMENT SECURITIES -- 100.0%                                $98,618,053
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
September 30, 2001.

(1) The rates for U.S. Government Agency Discount Notes are the yield to maturity at purchase. The rates for U.S. Government Agency Securities are the stated coupon rates.

6      1-800-345-2021                          See Notes to Financial Statements

Premium Capital Reserve--Performance
--------------------------------------------------------------------------------

TOTAL RETURNS AS OF SEPTEMBER 30, 2001

               PREMIUM       90-DAY TREASURY   MONEY MARKET INSTRUMENT FUNDS(2)
           CAPITAL RESERVE      BILL INDEX     AVERAGE RETURN   FUND'S RANKING
================================================================================
6 MONTHS(1)     1.98%             1.71%            1.71%        24 OUT OF 357
1 YEAR          5.03%             4.50%            4.50%        25 OUT OF 347
================================================================================
AVERAGE ANNUAL RETURNS
3 YEARS         5.27%             4.92%            4.80%        24 OUT OF 285
5 YEARS         5.28%             5.00%            4.89%        24 OUT OF 237
LIFE OF FUND    4.94%             4.83%(3)         4.69%(4)     22 OUT OF 159(4)

The fund's inception date was 4/1/93.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper Inc., an independent mutual fund ranking service.

(3) Index data since 3/31/93, the date nearest the fund's inception for which data are available.

(4) Since 4/30/93, the date nearest the fund's inception for which data are available.

See pages 20-21 for information about returns and Lipper fund rankings.

PORTFOLIO AT A GLANCE
                           9/30/01      3/31/01
NUMBER OF SECURITIES         62           64
WEIGHTED AVERAGE
   MATURITY                71 DAYS      70 DAYS
EXPENSE RATIO              0.46%*        0.45%

* Annualized.

YIELDS AS OF SEPTEMBER 30, 2001

7-DAY CURRENT YIELD                3.01%
7-DAY EFFECTIVE YIELD              3.06%

Investment terms are defined in the Glossary on pages 21-22.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                  www.americancentury.com      7

Premium Capital Reserve--Q&A
--------------------------------------------------------------------------------

     An interview with Beth Bunnell Hunter (pictured on page 5), a portfolio manager on the Premium Capital Reserve fund investment team.

HOW DID PREMIUM CAPITAL RESERVE PERFORM DURING THE SIX MONTHS ENDED SEPTEMBER
30, 2001?

     Premium Capital Reserve's total return of 1.98% outpaced the 1.71% average return of the 357 "Money Market Instrument Funds" tracked by Lipper
Inc. The fund ranked among the top 10% of its Lipper group based on those returns. (See page 7 for other performance comparisons.)

     The fund's yield stood out among  the crowd, too. As of September 30,
Premium Capital Reserve's seven-day effective yield was 3.06%, compared with
2.57% for the Lipper peer average. Everything else being equal, a higher yield translates into better performance.

THE FUND'S SEVEN-DAY EFFECTIVE YIELD FELL BY ABOUT TWO PERCENTAGE POINTS OVER
THE SIX MONTHS. WHAT CAUSED THAT DECREASE?

     The Federal Reserve's (the Fed's) rate reductions pushed money market yields lower. The Fed reduced the federal funds rate target by two percentage points during the six months. (The Fed continued to reduce rates after
September.)

WHAT PROMPTED THE FED TO CUT RATES SO DRAMATICALLY?

     The Fed lowered rates in an effort to boost the economy, while adding market stability during turbulent times. U.S. economic and stock market conditions took a sharp turn for the worse during the six months. In fact, conditions had deteriorated even before the September 11 tragedy, which accelerated the economic and stock market downturns.

GIVEN THAT ENVIRONMENT, HOW DID YOU MANAGE THE FUND'S WEIGHTED AVERAGE MATURITY
(WAM)?

     We kept the WAM slightly longer than that of the Lipper group average. That strategy propped up Premium Capital Reserve's yield as rates fell, while enhancing performance versus the fund's Lipper peers.

SHIFTING GEARS, WHAT'S YOUR ECONOMIC OUTLOOK?

     Uncertainty currently holds sway over the financial markets. Between the ongoing terrorist concerns and the weak economic backdrop, trying to accurately predict when the economy might rebound just isn't practical.

     That having been said, additional rate reductions by the Fed are not out of the question. And at some point, the U.S. economy seems poised to gradually improve. Until we reach that turning point, however, financial-market volatility could continue.

WITH THAT OUTLOOK IN MIND, WHAT ARE YOUR NEAR-TERM PLANS FOR THE PORTFOLIO?

     Given the uncertain market conditions, we don't plan on making any changes for now. That means keeping the portfolio's weighted average maturity slightly long compared with that of the Lipper average, while managing toward stability of principal.

     In addition, pending shareholder approval, Premium Capital Reserve and
Premium Government Reserve will combine to form Premium Money Market on December
3. But Premium Capital Reserve shareholders shouldn't notice any significant performance difference since the new fund will have substantially the same investment objectives and strategies.

[left margin]

"PREMIUM CAPITAL RESERVE'S SIX-MONTH TOTAL RETURN OUTPACED THAT OF THE
LIPPER GROUP AVERAGE."

PORTFOLIO COMPOSITION
BY MATURITY
[pie charts]
                           AS OF SEPTEMBER 30, 2001
1-30 DAYS                             39%
31-90 DAYS                            26%
91-180 DAYS                           27%
MORE THAN 180 DAYS                     8%

                             AS OF MARCH 31, 2001
1-30 DAYS                             39%
31-90 DAYS                            40%
91-180 DAYS                           11%
MORE THAN 180 DAYS                    10%

8      1-800-345-2021

Premium Capital Reserve--Schedule of Investments
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 61.3%
              $19,000,000  Abbey National North America
                              Corp., 2.05%-3.67%,
                              12/3/01-2/8/02                        $ 18,819,437
                4,000,000  Allianz of America Inc., 3.82%,
                              10/2/01 (Acquired 7/2/01,
                              Cost $3,960,944)(2)                      3,999,576
               10,000,000  Allied Irish Banks N.A., 3.39%,
                              11/26/01                                 9,947,267
                4,000,000  American Family Financial
                              Services, Inc., 2.45%, 2/15/02           3,962,706
               18,000,000  Black Forest Funding,
                              3.52%-3.53%,
                              10/9/01-2/4/02 (Acquired
                              8/8/01-9/7/01, Cost
                              $17,827,511)(2)                         17,893,338
               10,000,000  Chevron U.K. Investment PLC,
                              3.45%, 11/7/01                           9,964,541
                3,000,000  Corporate Receivables Corp.,
                              3.40%, 12/5/01 (Acquired
                              9/6/01, Cost $2,974,500)(2)              2,981,583
               15,000,000  CXC Inc., 2.48%-3.35%,
                              12/7/01-12/20/01 (Acquired
                              9/4/01-9/28/01, Cost
                              $14,893,027)(2)                         14,912,268
                6,000,000  Dakota Certificates (Citibank),
                              2.48%, 10/23/01 (Acquired
                              9/20/01, Cost $5,986,360)(2)             5,990,907
                7,000,000  Danske Corporation, 3.63%,
                              10/10/01                                 6,993,647
                2,700,000  Desia Delaware LLC, 2.86%,
                              11/7/01                                  2,692,064
               10,000,000  Diageo plc, 2.55%, 3/19/02
                              (Acquired 9/19/01, Cost
                              $9,871,792)(2)                           9,880,292
               19,000,000  Emerald Certificates,
                              2.60%-3.48%,
                              11/2/01-11/8/01 (Acquired
                              8/28/01-9/25/01, Cost
                              $18,907,600)(2)                         18,944,367
                9,365,000  Falcon Asset Securities Corp.,
                              3.55%, 12/27/01 (Acquired
                              6/22/01, Cost $9,191,383)(2)             9,284,656
               13,000,000  Fortis Funding LLC,
                              2.50%-3.70%,
                              1/4/02-3/19/02 (Acquired
                              7/5/01-9/19/01, Cost
                              $12,818,575)(2)                         12,853,347
               20,000,000  Halogen Capital Co.,
                              2.95%-3.45%,
                              10/17/01-11/13/01
                              (Acquired 8/13/01-9/18/01,
                              Cost $19,888,069)(2)                    19,945,681
               11,000,000  Newcastle Certificates,
                              2.50%-3.52%,
                              10/12/01-10/26/01
                              (Acquired 9/5/01-9/20/01,
                              Cost $10,966,911)(2)                    10,984,205
               10,040,000  Old Line Funding Corp., 2.60%,
                              10/4/01 (Acquired 9/21/01,
                              Cost $10,030,574)(2)                    10,037,824

Principal Amount                                                        Value
--------------------------------------------------------------------------------

             $  1,800,000  Paccar Financial Corp., 2.52%,
                              12/27/01                              $  1,789,038
               13,500,000  Paradigm Funding LLC,
                              3.42%-3.51%,
                              10/18/01-11/14/01
                              (Acquired 8/28/01-8/30/01,
                              Cost $13,413,768)(2)                    13,456,183
                5,000,000  Royal Bank of Canada, 3.50%,
                              10/5/01                                  4,998,056
                9,000,000  Sand Dollar Funding LLC,
                              3.45%-3.50%,
                              10/3/01-10/23/01
                              (Acquired 8/22/01-8/24/01,
                              Cost $8,958,842)(2)                      8,992,508
               14,000,000  Spintab-Swedmortgage AB,
                              3.35%-3.49%,
                              10/17/01-12/11/01                       13,942,893
               23,000,000  Stadshypotek Delaware, Inc.,
                              2.55%-3.44%,
                              10/22/01-2/11/02
                              (Acquired 8/20/01-9/19/01,
                              Cost $22,823,057)(2)                    22,871,912
               17,000,000  Tannehill Capital Company LLC,
                              3.03%-3.45%,
                              10/11/01-11/20/01
                              (Acquired 8/29/01-9/18/01,
                              Cost $16,949,036)(2)                    16,973,841
               10,000,000  Verison Network Funding, 2.98%,
                              10/4/01                                  9,997,516
               13,500,000  WCP Funding Inc.,
                              3.49%-3.50%,
                              10/2/01-10/4/01 (Acquired
                              8/15/01-8/21/01, Cost
                              $13,437,138)(2)                         13,496,743
               16,000,000  Windmill Funding Corp.,
                              3.40%-3.52%,
                              10/11/01-11/20/01
                              (Acquired 8/7/01-8/27/01,
                              Cost $15,878,431)(2)                    15,953,991
                                                                    ------------
TOTAL COMMERCIAL PAPER                                               312,560,387
                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES -- 13.8%
                1,900,000  FHLB, 4.63%, 10/9/01                        1,900,246
                  900,000  FHLB, 6.35%, 10/26/01                         900,613
                  250,000  FHLB, 4.98%, 11/23/01                         249,879
                4,000,000  FHLB, 5.05%, 2/5/02                         4,000,446
               10,000,000  FHLB, 6.875%, 7/18/02                      10,240,961
               10,000,000  FHLB, 3.65%, 9/6/02                        10,000,000
               10,000,000  FHLMC, 4.75%, 12/14/01                     10,015,422
                6,075,000  FNMA, 6.625%, 1/15/02                       6,129,638
               10,000,000  FNMA, 6.54%, 2/1/02                        10,131,486
                2,000,000  FNMA, 6.75%, 8/15/02                        2,053,957
               15,000,000  SLMA MTN, VRN, 2.43%,
                              10/2/01, resets weekly off
                              the 3-month T-Bill rate with
                              no caps                                 15,000,000
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                            70,622,648
                                                                    ------------

See Notes to Financial Statements                 www.americancentury.com      9

Premium Capital Reserve--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 11.4%
             $  7,795,000  Baltimore County, Maryland
                              Multifamily Housing Rev., Series
                              1999 B,(Oak Crest Village),
                              VRDN, 3.15%, 10/4/01 (LOC:
                              First Union National Bank)            $  7,795,000
                2,600,000  California Infrastructure &
                              Economic Development Bank
                              Industrial Rev., Series 2000 B,
                              (Bonny Doon), VRDN, 2.81%,
                              10/4/01                                  2,600,000
                5,365,000  California Pollution Control
                              Financing Auth. Solid Waste
                              Disposal Rev., Series 2001 B,
                              (Cheese & Protein International
                              LLC), VRDN, 2.80%, 10/3/01
                              (LOC: Cooperative Centrale)              5,365,000
                5,105,000  Cook County, Illinois Industrial
                              Development Rev., Series
                              1999 B, (Devorahco LLC),
                              VRDN, 2.76%, 10/4/01
                              (Acquired 3/23/01, Cost
                              $5,105,000)(2)                           5,105,000
                9,160,000  Montgomery County, Pennsylvania
                              Redevelopment Auth.
                              Multifamily Housing Rev.,
                              Series 2001 A, (Brookside
                              Manor), VRDN, 2.95%,
                              10/3/01                                  9,160,000
                6,670,000  Montgomery County, Pennsylvania
                              Redevelopment Auth.
                              Multifamily Housing Rev.,
                              Series 2001 A, (Kingswood
                              Apartments), VRDN, 2.95%,
                              10/3/01                                  6,670,000
                  400,000  Nebraska Investment Finance
                              Auth. Multifamily Rev., Series
                              2001 B, (Riverbend
                              Apartments), VRDN, 3.31%,
                              10/4/01 (LOC: LaSalle Bank
                              N.A.)                                      400,000
                8,000,000  Riverside County, California COP,
                              VRDN, 3.05%, 10/3/01                     8,000,000
               10,000,000  Sacramento County, California
                              Pension GO, VRDN, 3.05%,
                              10/3/01 (LOC: Bayerische
                              Landesbank)                             10,000,000
                3,120,000  Washington State Housing
                              Finance Commission Rev.,
                              Series 1997 B, (Glenbrooke
                              Apartments), VRDN, 3.10%,
                              10/4/01                                  3,120,000
                                                                    ------------
TOTAL MUNICIPAL SECURITIES                                            58,215,000
                                                                    ------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 8.2%
             $  5,000,000  American Express Centurion
                              Bank, 2.50%, 12/28/01                 $  5,000,000
                5,000,000  Bayerische Hypo Undverins
                              Bank, 3.66%, 1/22/02                     5,000,000
                5,000,000  Rabobank Nederland NV/NY,
                              5.27%, 1/14/02                           4,999,713
               10,000,000  Toronto Dominion Bank, 3.49%,
                              2/6/02                                  10,000,000
               10,000,000  Westdeutsche Landesbank
                              Girozentrale, 3.50%, 2/19/02            10,000,192
                7,000,000  Westdeutsche Landesbank
                              Girozentrale, 4.27%, 4/25/02             7,000,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT                                         41,999,905
                                                                    ------------

CORPORATE BONDS -- 3.7%
                5,000,000  Eli Lilly & Co., 4.70%, 3/22/02         5,000,000
                1,900,000  General Motors Acceptance
                              Corp., 3.73%, 10/22/01,
                              resets quarterly off the 3-month
                              LIBOR plus 0.02% with
                              no caps                                  1,899,976
                7,140,000  General Motors Acceptance
                              Corp., 6.375%, 12/1/01                   7,152,388
                5,000,000  Transamerica Asset Funding
                              Corp., VRN, 3.79%, 11/1/01,
                              resets quarterly off the 3-month
                              LIBOR plus 0.11% with no
                              caps (Acquired 11/9/99, Cost
                              $5,000,000)(2)                           5,000,000
                                                                    ------------
TOTAL CORPORATE BONDS                                                 19,052,364
                                                                    ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES(1) -- 1.0%
                5,000,000  FFCB, 4.49%, 3/13/02                        4,898,351
                                                                    ------------

ASSET-BACKED SECURITIES(3) -- 0.6%
                1,321,504  Household Automotive Trust,
                              Series 2001-1, Class A1 SEQ,
                              4.99%, 3/18/02                           1,321,427
                1,455,489  WFS Financial Owner Trust,
                              Series 2001 B, Class A1 SEQ,
                              4.03%, 3/20/02                           1,455,489
                                                                    ------------
TOTAL ASSET-BACKED SECURITIES                                          2,776,916
                                                                    ------------

TOTAL INVESTMENT SECURITIES -- 100.0%                               $510,125,571
                                                                    ============

10      1-800-345-2021                         See Notes to Financial Statements

Premium Capital Reserve--Schedule of Investments
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2001 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
September 30, 2001.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
September 30, 2001.

(1) The rates for commercial paper and discount notes are the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
    2001, was $239,558,222 which represented 47.0% of net assets. Restricted securities considered illiquid represent 1.0% of net assets.

(3) Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

See Notes to Financial Statements                www.americancentury.com      11

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

This statement breaks down the fund's ASSETS (such as  securities, cash, and other receivables) and LIABILITIES (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results  in the fund's NET
ASSETS. The net assets divided by shares outstanding is the share price, or NET
ASSET VALUE PER SHARE. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

                                                  PREMIUM           PREMIUM
                                                 GOVERNMENT         CAPITAL
SEPTEMBER 30, 2001 (UNAUDITED)                    RESERVE           RESERVE

ASSETS
Investment securities, at value
  (amortized cost and cost for
  federal income tax purposes) ............   $    98,618,053    $   510,125,571
Cash ......................................              --            1,547,894
Receivable for investments sold ...........              --              581,765
Interest receivable .......................           603,260          1,741,301
Prepaid portfolio insurance ...............              --               16,803
                                              ---------------    ---------------
                                                   99,221,313        514,013,334
                                              ---------------    ---------------

LIABILITIES
Disbursements in excess
  of demand deposit cash ..................         1,656,841               --
Payable for investments purchased .........              --            3,962,706
Accrued management fees (Note 2) ..........            36,190            187,719
Dividends payable .........................               655             32,847
Payable for directors' fees
  and expenses (Note 2) ...................                39                203
                                              ---------------    ---------------
                                                    1,693,725          4,183,475
                                              ---------------    ---------------

Net Assets ................................   $    97,527,588    $   509,829,859
                                              ===============    ===============

CAPITAL SHARES, $0.01 PAR VALUE
Authorized ................................     1,000,000,000      1,000,000,000
                                              ===============    ===============
Outstanding ...............................        97,528,384        509,802,139
                                              ===============    ===============

Net Asset Value Per Share .................   $          1.00    $          1.00
                                              ===============    ===============

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus) ...   $    97,528,384    $   509,802,139
Accumulated undistributed net realized
  gain (loss) on investment transactions ..              (796)            27,720
                                              ---------------    ---------------
                                              $    97,527,588    $   509,829,859
                                              ===============    ===============

12      1-800-345-2021                         See Notes to Financial Statements

Statement of Operations
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's  operations. In other words, it shows how much money  the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)

                                                     PREMIUM           PREMIUM
                                                    GOVERNMENT         CAPITAL
                                                     RESERVE           RESERVE
INVESTMENT INCOME
Income:
Interest ..................................       $ 2,122,159        $11,092,330
                                                  -----------        -----------

Expenses (Note 2):
Management fees ...........................           222,355          1,143,134
Directors' fees and expenses ..............               661              3,385
Portfolio insurance .......................              --               23,052
                                                  -----------        -----------
                                                      223,016          1,169,571
                                                  -----------        -----------

Net investment income .....................         1,899,143          9,922,759
                                                  -----------        -----------

Net realized gain (loss) ..................              (796)            63,768
                                                  -----------        -----------

Net Increase in Net Assets
  Resulting from Operations ...............       $ 1,898,347        $ 9,986,527
                                                  ===========        ===========

See Notes to Financial Statements                www.americancentury.com      13

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much  a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income and capital gain distributions, and shareholder investments and redemptions.

SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MARCH 31, 2001

                                 PREMIUM GOVERNMENT RESERVE       PREMIUM CAPITAL RESERVE
Increase (Decrease)
  in Net Assets                SEPT. 30, 2001  MARCH 31, 2001  SEPT. 30, 2001  MARCH 31, 2001

OPERATIONS
Net investment income .......  $   1,899,143   $   5,534,472   $   9,922,759   $  24,820,651
Net realized gain (loss) ....           (796)         15,680          63,768           3,579
                               -------------   -------------   -------------   -------------
Net increase in net assets
  resulting from operations..      1,898,347       5,550,152       9,986,527      24,824,230
                               -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ..     (1,899,143)     (5,534,472)     (9,922,759)    (24,820,651)
From net realized gains on
  investment transactions ...        (12,986)           --           (39,615)           --
                               -------------   -------------   -------------   -------------
Decrease in net assets
  from distributions ........     (1,912,129)     (5,534,472)     (9,962,374)    (24,820,651)
                               -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ...     71,526,744     248,596,394     180,946,803     531,260,667
Proceeds from reinvestment
  of distributions ..........      1,868,096       5,434,153       9,542,773      23,856,024
Payments for
  shares redeemed ...........    (74,075,899)   (235,232,329)   (207,477,891)   (407,045,071)
                               -------------   -------------   -------------   -------------
Net increase (decrease) in
  net assets from capital
  share transactions ........       (681,059)     18,798,218     (16,988,315)    148,071,620
                               -------------   -------------   -------------   -------------

Net increase (decrease)
  in net assets .............       (694,841)     18,813,898     (16,964,162)    148,075,199

NET ASSETS
Beginning of period .........     98,222,429      79,408,531     526,794,021     378,718,822
                               -------------   -------------   -------------   -------------
End of period ...............  $  97,527,588   $  98,222,429   $ 509,829,859   $ 526,794,021
                               =============   =============   =============   =============

TRANSACTIONS IN SHARES
OF THE FUNDS
Sold ........................     71,526,744     248,596,394     180,946,803     531,260,667
Issued in reinvestment
  of distributions ..........      1,868,096       5,434,153       9,542,773      23,856,024
Redeemed ....................    (74,075,899)   (235,232,329)   (207,477,891)   (407,045,071)
                               -------------   -------------   -------------   -------------
Net increase (decrease) .....       (681,059)     18,798,218     (16,988,315)    148,071,620
                               =============   =============   =============   =============

14      1-800-345-2021                         See Notes to Financial Statements

Notes to Financial Statements
--------------------------------------------------------------------------------

SEPTEMBER 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- American Century Premium Reserves, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Premium Government Reserve Fund
(Government Reserve) and Premium Capital Reserve Fund (Capital Reserve) (the
funds) are two of the funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The investment objective of Government Reserve and Capital Reserve is to obtain as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

    SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The funds require that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the funds under each repurchase agreement.

    JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the funds, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account held at the funds'
custodian. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

    INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The funds do not expect to realize any long-term capital gains and, accordingly do not expect to pay any long-term capital gains distributions.

    The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

--------------------------------------------------------------------------------
2.  FEES AND TRANSACTIONS WITH RELATED PARTIES

    MANAGEMENT FEES  -- The corporation has entered into a Management Agreement with ACIM that provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly based on each fund's average daily closing net assets during the previous month. The annual management fee for each fund is
0.45%.

    MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, have entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA on a yearly basis, which are amortized over one year.

    RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc., the parent of the corporation's investment manager, ACIM, the distributor of  the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

                                                 www.americancentury.com      15

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                    (Continued)
SEPTEMBER 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------
3.  SUBSEQUENT EVENTS

    On February 10, 2001, the Board of Directors of Premium Capital Reserve and
Premium Government Reserve approved a plan of reorganization (the reorganization) pursuant to which Premium Money Market Fund will acquire all of the assets of Premium Capital Reserve and Premium Government Reserve in exchange for shares of equal value of Premium Money Market and the assumption by Premium
Money Market of all liabilities of the acquired funds. Premium Money Market will be organized as a series within American Century Investment Trust and Premium
Capital Reserve will be the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization. The reorganization must be approved by a majority of shareholders of the acquired funds. A special meeting of shareholders will be held on November 16, 2001 to vote on the reorganization. If approved, the reorganization is expected to be effective on December 3, 2001.

16      1-800-345-2021

Premium Government Reserve--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including TOTAL
RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO (operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                        2001(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                       ---------   --------   --------   --------   --------   --------
Income From Investment Operations

  Net Investment Income ...............  0.02        0.06       0.05       0.05       0.05       0.05
                                       ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.02)      (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                       ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                       =========   ========   ========   ========   ========   ========
  Total Return(2) .....................  1.96%       6.01%      5.03%      4.98%      5.25%      5.07%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...............0.45%(3)      0.45%      0.45%      0.45%      0.45%      0.45%
Ratio of Net Investment Income
  to Average Net Assets ...............3.84%(3)      5.86%      4.89%      4.82%      5.13%      4.96%
Net Assets, End of Period
  (in thousands) ...................... $97,528     $98,222    $79,409   $121,294    $44,495    $38,838

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements                www.americancentury.com      17

Premium Capital Reserve--Financial Highlights
--------------------------------------------------------------------------------

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years. It also includes several key statistics for each reporting period, including TOTAL
RETURN, INCOME RATIO (net investment income as a percentage of average net assets), and EXPENSE RATIO (operating expenses as a percentage of average net assets).

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)

                                        2001(1)      2001       2000       1999       1998       1997
PER-SHARE DATA
Net Asset Value,
  Beginning of Period .................  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                       ---------   --------   --------   --------   --------   --------
Income From Investment Operations
  Net Investment Income ...............  0.02        0.06       0.05       0.05       0.05       0.05
                                       ---------   --------   --------   --------   --------   --------
Distributions
  From Net Investment Income .......... (0.02)      (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                       ---------   --------   --------   --------   --------   --------
Net Asset Value, End of Period ........  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                       =========   ========   ========   ========   ========   ========
  Total Return(2) .....................  1.98%       6.18%      5.18%      5.14%      5.38%      5.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
  to Average Net Assets ...............0.46%(3)      0.45%      0.45%      0.45%      0.45%      0.45%
Ratio of Net Investment Income
  to Average Net Assets ...............3.91%(3)      5.99%      5.09%      4.99%      5.26%      5.01%
Net Assets, End of Period
  (in thousands) ......................$509,830    $526,794   $378,719   $276,048   $182,487   $153,958

(1) Six months ended September 30, 2001 (unaudited).

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

18      1-800-345-2021                         See Notes to Financial Statements

Retirement Account Information
--------------------------------------------------------------------------------

RETIREMENT ACCOUNT INFORMATION

    As required by law, any distributions you receive from an IRA and certain
403(b) distributions [not eligible for rollover to an IRA or to another 403(b)
account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income tax prior to the withdrawal.

    When you plan to withdraw, you may make your election by completing our
Exchange/Redemption form or an IRS Form W-4P. Visit our Web site
(www.americancentury.com) or call us for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

    Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                 www.americancentury.com      19

Background Information
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

     American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

     To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

     Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

     In addition to these principles, each fund has its own investment policies:

     PREMIUM GOVERNMENT RESERVE and PREMIUM CAPITAL RESERVE seek to provide interest income while maintaining a stable share price. Premium Government
Reserve invests in U.S. government money market securities, while Premium
Capital Reserve invests in a diversified portfolio of money market securities.

     An investment in the funds is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

COMPARATIVE INDICES

     The following index is used in the report for fund performance comparisons.
It is not an investment product available for purchase.

     The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

     LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

     The Lipper categories for the Premium Reserve Money Market  funds are:

     U.S. GOVERNMENT MONEY MARKET FUNDS (Premium Government Reserve) -- funds with dollar-weighted average maturities of less than 90 days that intend to maintain a stable net asset value and that invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

     MONEY MARKET INSTRUMENT FUNDS (Premium Capital Reserve) -- funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

     But unlike most of the funds in their Lipper categories, the Premium
Reserve Money Market funds are intended for high-net-worth individual investors
(minimum balance requirement is $100,000). In addition to higher minimums, the
Premium Reserve Money Market funds have lower expenses, giving them an advantage compared with their Lipper peer group. All else being equal, lower expenses translate into higher yields and returns.

[left margin]

INVESTMENT TEAM LEADERS
   Portfolio Manager
     BETH BUNNELL HUNTER

CREDIT RATING GUIDELINES

     CREDIT RATINGS ARE ISSUED BY INDEPENDENT RESEARCH COMPANIES SUCH AS
STANDARD & POOR'S AND MOODY'S. THEY ARE BASED ON AN ISSUER'S FINANCIAL
STRENGTH AND ABILITY  TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

     A-1 (WHICH INCLUDES A-1+) IS STANDARD & POOR'S HIGHEST CREDIT RATING
FOR SHORT-TERM SECURITIES. HERE ARE THE MOST COMMON SHORT-TERM CREDIT RATINGS
AND THEIR DEFINITIONS:

*    A-1+: EXTREMELY STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    A-1: STRONG ABILITY TO MEET FINANCIAL OBLIGATIONS.

*    A-2: SATISFACTORY ABILITY TO MEET FINANCIAL OBLIGATIONS.

     IT'S IMPORTANT TO NOTE THAT CREDIT RATINGS ARE SUBJECTIVE, REFLECTING THE
OPINIONS OF THE RATING AGENCIES; THEY ARE NOT ABSOLUTE STANDARDS OF QUALITY.

20      1-800-345-2021

Glossary
--------------------------------------------------------------------------------

RETURNS

*   TOTAL RETURN figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.

*   AVERAGE ANNUAL RETURNS illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the
"Financial Highlights" on pages 17-18.

YIELDS

*   7-DAY CURRENT YIELD is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.

*   7-DAY EFFECTIVE YIELD is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

PORTFOLIO STATISTICS

*   NUMBER OF SECURITIES -- the number of different securities held by the fund on a given date.

*   WEIGHTED AVERAGE MATURITY (WAM) -- a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the greater the portfolio's interest rate sensitivity.

*   EXPENSE RATIO -- the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See
Note 2 in the Notes to Financial Statements.)

TYPES OF MONEY MARKET SECURITIES

*   ASSET-BACKED SECURITIES -- debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

*   BANK NOTES -- promissory notes issued in the U.S. by domestic commercial banks.

*   CERTIFICATES OF DEPOSIT (CDS) -- CDs represent a bank's obligation to repay money deposited with it for a specified period of time.

*   COMMERCIAL PAPER (CP) -- short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues.

*   REPURCHASE AGREEMENTS (REPOS) -- short-term debt agreements in which a fund buys a security at one price and simultaneously agrees to sell it back to the seller at a slightly higher price on a specified date (usually within seven days). The fund does not own the security; instead, the security serves as collateral for the agreement.

*   U.S. GOVERNMENT AGENCY NOTES -- intermediate-term debt securities issued by
U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued with maturities ranging from three months to 30 years, but the funds only invest in those with remaining maturities of 397 days or less.

*   U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- short-term debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

*   VARIABLE-RATE NOTES (VRNS) -- debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate.

                                                 www.americancentury.com      21

Glossary
--------------------------------------------------------------------------------
                                                                    (Continued)

FUND CLASSIFICATIONS

    Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

INVESTMENT OBJECTIVE

    The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

*   CAPITAL PRESERVATION -- offers taxable and tax-free money market funds for relative stability of principal and liquidity.

*   INCOME -- offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.

*   GROWTH & INCOME -- offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

*   GROWTH -- offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

RISK

    The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

*   CONSERVATIVE -- these funds generally provide lower return potential with either low or minimal price-fluctuation risk.

*   MODERATE -- these funds generally provide moderate return potential with moderate price-fluctuation risk.

*   AGGRESSIVE -- these funds generally provide high return potential with corresponding high price-fluctuation risk.

22      1-800-345-2021

Notes
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                                                 www.americancentury.com      23

Notes
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24      1-800-345-2021

[inside back cover]

AMERICAN CENTURY FUNDS

===============================================================================
GROWTH
===============================================================================

MODERATE RISK

   SPECIALTY
   Global Natural Resources

AGGRESSIVE RISK

   DOMESTIC EQUITY                 INTERNATIONAL
   Veedot(reg.sm)                  Emerging Markets
   New Opportunities               International Opportunities
   New Opportunities II            International Discovery
   Giftrust(reg.sm)                International Growth
   Vista                           Global Growth
   Heritage
   Growth                          SPECIALTY
   Ultra(reg.sm)                   Global Gold
   Select                          Technology
                                   Life Sciences

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GROWTH AND INCOME
===============================================================================

MODERATE RISK

   ASSET ALLOCATION                DOMESTIC EQUITY
   Balanced                        Equity Growth
   Strategic Allocation:           Equity Index
      Aggressive                   Large Cap Value
   Strategic Allocation:           Tax-Managed Value
      Moderate                     Income & Growth
   Strategic Allocation:           Value
      Conservative                 Equity Income

                                   SPECIALTY
                                   Utilities
                                   Real Estate

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value

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INCOME
===============================================================================

CONSERVATIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Intermediate-Term Bond          CA Intermediate-Term
   Treasury                           Tax-Free
   Ginnie Mae                      AZ Municipal Bond
   Inflation-Adjusted Treasury     FL Municipal Bond
   Limited-Term Bond               Intermediate-Term Tax-Free
   Short-Term Government           CA Limited-Term Tax-Free
   Short-Term Treasury             Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Long-Term Treasury              CA Long-Term Tax-Free
   Target 2005*                    Long-Term Tax-Free
   Bond                            CA Insured Tax-Free
   Premium Bond

AGGRESSIVE RISK

   TAXABLE BONDS                   TAX-FREE BONDS
   Target 2030*                    CA High-Yield Municipal
   Target 2025*                    High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

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CAPITAL PRESERVATION
===============================================================================

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS           TAX-FREE MONEY MARKETS
   Premium Capital Reserve         FL Municipal Money Market
   Prime Money Market              CA Municipal Money Market
   Premium Government Reserve      CA Tax-Free Money Market
   Government Agency               Tax-Free Money Market
      Money Market
   Capital Preservation

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

* While listed within the Income investment objective, the Target funds do not pay current dividend income. Income  dividends are distributed once a year in
  December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates,  however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

Who We Are

American Century offers investors more than 70 mutual funds spanning the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and  corporations, and offer a range of services designed to make  investing easy and convenient.

For four decades, American Century has been a leader in  performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the
Internet, we have been committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With  so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: WE SUCCEED ONLY IF OUR INVESTORS SUCCEED.

[left margin]

[american century logo and text logo (reg.sm)]

P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR RELATIONS
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX: 816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 OR 816-444-3485

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES
1-800-345-6488

AMERICAN CENTURY PREMIUM RESERVES, INC.

INVESTMENT MANAGER
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
KANSAS CITY, MISSOURI

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED  FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

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American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
www.americancentury.com                                           COMPANIES

0111                                 American Century Investment Services, Inc.
SH-SAN-27508                      (c)2001 American Century Services Corporation